Income Taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss carry forwards	$ 194,972	$ 206,485
Tax credits available	$ 2,139	$ 2,405